Quarterly Financial Information	12 Months Ended
Sep. 01, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Information (Unaudited)
(in millions except per share amounts)

2016	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$3,217	$2,898	$2,934	$3,350
Gross margin	579	498	579	849
Operating income (loss)	(32)	(27)	(5)	232
Net income (loss)	(170)	(215)	(96)	206
Net income (loss) attributable to Micron	(170)	(215)	(97)	206

Earnings (loss) per share
Basic	$(0.16)	$(0.21)	$(0.09)	$0.20
Diluted	(0.16)	(0.21)	(0.09)	0.19

Results of operations in the fourth quarter of 2016 included charges of $58 million related to the 2016 Restructuring Plan.

2015	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Net sales	$3,600	$3,853	$4,166	$4,573
Gross margin	970	1,202	1,405	1,638
Operating income	427	631	855	1,085
Net income	471	491	935	1,002
Net income attributable to Micron	471	491	934	1,003

Earnings per share
Basic	$0.44	$0.46	$0.87	$0.94
Diluted	0.42	0.42	0.78	0.84

Results of operations in the fourth, third, and first quarters of 2015 included losses of $1 million, $18 million, and $30 million, respectively, for losses on restructure of debt.